CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (31,964,469)	$ (1,712,176)	$ (16,371,134)	$ 487,493
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,861	3,720	14,879	14,879
Stock-based compensation- stock option grants	268,989	136,709	715,727	546,460
Stock-based compensation- warrants			2,136,115	0
Amortization of operating lease right of use asset	80,291	205,906	596,556	517,232
Gain on forgiveness of note payable - PPP			0	(1,146,235)
Loss from change in fair value of warrant liability	6,847,091	0
Loss from change in fair value of earnout liability	21,484,850	0
Loss from change in fair value of convertible note	2,039,377	0	240,784
Loss on note conversions	158,794	0
Accelerated amortization of ROU asset - lease termination			265,130	0
Gain from lease liability termination			(344,093)	0
Accounts receivable	(55,525)	(1,636,283)	(943,152)	125,601
Loss from change in fair value of warrant liability			(1,341,120)	0
Prepaid expenses and other	2,010	(460)	(2,329)	14,063
Loss from change in fair value of earnout liability			(21,976,349)	0
Other assets	1,901	0
Operating lease liability	(67,211)	(148,920)	(531,621)	(560,435)
Non cash interest, net			65,487	17,181
Payroll and income tax receivable	(2,410)	939,850	960,383	(939,850)
Changes in operating assets and liabilities:
Accounts payable - trade and accrued expenses	433,415	1,150,141	666,136	(88,784)
Deferred revenue	(924,048)	71,400	(2,667)	(915,278)
Other assets			(182,333)	0
NET CASH USED IN OPERATING ACTIVITIES	(1,695,084)	(990,113)	(3,291,333)	(2,902,659)
Proceeds from convertible promissory note	0	950,000	2,584,582	0
Proceeds from warrant exercise	293,249	0
Repayment of small business loan and line of credit	0	(84,471)	(424,540)	(140,510)
NET CASH PROVIDED BY FINANCING ACTIVITIES	293,249	865,529	6,119,834	1,866,457
NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,401,835)	(124,584)	2,828,501	(1,036,202)
CASH FLOWS FROM FINANCING ACTIVITIES:
Effect from exchange rate on cash	3,239	0	(2,702)	(10,106)
Advances from founders, net			1,150,000	600,000
CASH AND CASH EQUIVALENTS, beginning of period	3,124,413	298,614	298,614	1,344,922
Proceeds from reverse recapitalization			2,809,792	0
CASH AND CASH EQUIVALENTS, end of period	1,725,817	174,030	3,124,413	298,614
Proceeds from small business loan and line of credit			0	565,050
Interest paid	0	5,064	21,438	19,950
Proceeds from notes receivable - related parties			0	841,917
Taxes paid	2,410	17,247	17,247	0
Noncash investing and financing
Elimination of advances to founders in connection with contribution of Zeppelin by shareholders	0	1,100,000	1,100,000	0
Elimination of payables to founders in connection with contribution of Zeppelin by shareholders	0	1,100,000	1,100,000	0
Issuance of common stock for debt conversion	$ 835,610	$ 0
Supplemental disclosures of cash flow information:
Warrants issued in connection with debt			15,418	0
Recognition of right-of-use asset			1,162,152	1,321,570
Recognition of operating lease liability			1,162,152	1,392,575
Deferred rent write off			0	71,005
Noncash activity related to Merger
Recognition of warrant liability			2,009,105	0
Recognition of earnout liability			27,109,777	0
Recognition of prepaid assets			894,662	0
Recognition of accounts payable			$ 1,500,000	$ 0